Amortization Expense for Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the estimated amortization expense
Year ended December 31, 2012		$ 99,917
Year ended December 31, 2013		97,165
Year ended December 31, 2014		83,200
Year ended December 31, 2015		46,770
Year ended December 31, 2016		36,267
Thereafter		113,561
Total	$ 437,552	$ 476,880	$ 569,723